January 3, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Salomon Brothers Opportunity Fund Inc.

Securities Act File No. 002-63023

Investment Company Act File No. 811-2884

Dear Sirs:

On behalf of Salomon Brothers Opportunity Fund Inc. (the “Fund”), and pursuant to Rule 497 (j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the Prospectus and Statement of Additional Information, each date December 29, 2005, that would have been filed on behalf of the Fund in accordance with Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on December 29, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Harris Goldblat

Harris Goldblat